Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement
8. Stock-Based Compensation
The Company’s 2018 Stock Incentive Plan (the “2018 Plan”) permits the granting of incentive stock options (“ISOs”) and non-statutory
stock options (“NSOs”) to employees, officers, directors, consultants and advisors. On March 30, 2021, the Company amended the 2018 Plan with the 2021 Share Incentive Plan (the “2021 Plan”) and the total shares reserved for future issuance under the 2021 Plan were increased by 486,975 shares. Upon approval of the 2021 Plan, any shares that, as of the date of stockholder approval, were reserved but not issued pursuant to any awards granted under the Company’s 2018 Plan were rolled into the 2021 Plan. In addition, any shares subject to stock options or similar awards granted under the 2018 Plan that expire or otherwise terminate without having been exercised in full and shares issued pursuant to awards granted under the 2018 Plan that are forfeited or repurchased by the Company shall roll into the 2021 Plan. The 2021 Plan provides for the discretionary grant of incentive stock options, non-statutory
stock options, and restricted stock awards. At September 30, 2021, 491,003 shares remain available for future grants under the 2021 Plan.
Option awards are granted with an exercise price equal to the fair value of the Company’s common stock at the date of grant. The options issued under the 2018 Plan, which were rolled into the 2021 Plan, generally vest 25% upon completion of one year of service and 1/48 per month thereafter, however in certain instances options have been granted with immediate vesting. Options under the Plan generally expire 10 years from the date of grant.
The following table summarizes the activity under the Company’s stock option plan (in thousands, except per share amount and contractual term):

		Number of		Weighted-
	Number of	Shares		Average
	Shares	Underlying	Weighted-	Remaining	Aggregate
	Available	Outstanding	Average Exercise	Contractual	Intrinsic
	for Grant	Options	Price per Share	Term (in years)	Value
Outstanding - January 1, 2021	2,564,190	1,157,769	$0.72	7.8	$243
Additional shares authorized	486,975	—
Options granted	(2,587,516)	2,587,516	1.00
Options exercised	—	(20,539)	0.69	—	—
Options cancelled and forfeited	27,354	(27,354)	0.65

Outstanding - September 30, 2021	491,003	3,697,392	$0.92	8.7	$231

Vested and expected to vest - September 30, 2021		3,697,392	$0.92	8.7	$231

Exercisable - September 30, 2021		867,272	$0.70	6.8	$202

		Number of		Weighted-
	Number of	Shares		Average
	Shares	Underlying	Weighted-	Remaining	Aggregate
	Available	Outstanding	Average Exercise	Contractual	Intrinsic
	for Grant	Options	Price per Share	Term (in years)	Value
Outstanding - January 1, 2020	2,818,286	903,700	$0.69	7.0	$138
Options granted	(188,920)	188,920	0.82
Options exercised	—	—	—	—	—
Options cancelled and forfeited	30,641	(30,641)	0.82

Outstanding - September 30, 2020	2,660,007	1,061,979	$0.71	7.9	$135

Vested and expected to vest - September 30, 2020		1,061,979	$0.71	7.9	$135

Exercisable - September 30, 2020		751,267	$0.68	7.7	$112

The weighted-average grant date fair value per share of stock options granted for the three months ended September 30, 2021 and 2020 was $0.93 and $0.47, respectively. The total grant date fair value of stock options vested was not material during the three and nine months ended September 30, 2021 and 2020.
Valuation
The Company records stock-based compensation expense for stock options based on the estimated fair value of stock options on the date of the grant using the Black-Scholes option-pricing model.
The absence of a public market for the Company’s common stock requires the Company’s board of directors to estimate the fair value of its common stock for purposes of granting options and for determining stock-based compensation expense by considering several objective and subjective factors, including contemporaneous third-party valuations, actual and forecasted operating and financial results, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the rights and preferences of redeemable convertible preferred stock and common, and transactions involving the Company’s stock. The fair value of the Company’s common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants guide, Valuation of Privately Held Company Equity Securities Issued as
Compensation.
The estimated grant date fair values of the employee stock options were calculated using the Black-Scholes option-pricing models based on the following assumptions:

	Three Months Ended September 30,		Nine months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Expected term (in years)	6.08	6.08	6.08	2.50 to 6.08
Risk-free interest rate	0.85% to 0.98%	0.37%	0.64% to 1.13%	0.26% to 0.94%
Expected volatility	69.28% to 69.31%	64.43%	67.99% to 69.33%	61.76 to 68.43%
Expected dividend rate	—	—	—	—
Expected volatility
-
As the Company is not publicly traded, the expected volatility for the Company’s stock options was determined by using an average of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected term of the awards.
Expected term
-
The expected term represents the period that the stock-based awards are expected to be outstanding. The Company uses the simplified method to determine the expected term, which is based on the average of the time-to-vesting
and the contractual life of the options.
Expected dividend rate
-
The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.
Risk-free interest rate
-
the risk-free interest rate is based on the yield of the U.S. Treasury notes as of the grant date with terms commensurate with the expected term of the awards.
Stock-based Compensation Expense
The Company’s stock-based compensation included in its condensed consolidated statements of operations and comprehensive loss was as follows (in thousands):

	Three Months Ended September 30		Nine months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Research and development	$34	$6	$89	$66
General and administrative	123	14	254	68

Total stock-based compensation	$157	$20	$343	$134

No income tax benefit was recognized for this compensation expense in the condensed consolidated statements of operations and comprehensive loss, as the Company does not anticipate realizing any such benefit in the future. As of September 30, 2021 and 2020, there was $1.3 million and $0.1 million, respectively, of total unrecognized stock-based compensation cost related to unvested stock options, which the Company expects to recognize over an estimated weighted-average period of 3.3 years and 1.8 years, respectively.

11. Stock-Based Compensation
On May 3, 2013, the Company established the 2013 Share Incentive Plan (the “2013 Plan”) in which 3,721,986 shares of common stock were reserved for the issuance of incentive stock options (“ISOs”) and non-statutory
stock options (“NSOs”) to employees, officers, directors, consultants and advisors. On November 7, 2018, the Company replaced the 2013 Plan with the 2018 Share Incentive Plan (the “2018 Plan”). Upon approval of the 2018 Plan, each option to acquire shares of Company’s common stock outstanding under the 2013 Plan, whether or not vested or exercisable, were, without any action on the part of the holder thereof, or any other person, converted into an option to acquire shares of Company’s common stock outstanding under the 2018 Plan. Each outstanding option so converted shall continue to have, and shall be subject to, the same terms and conditions as applied to such option immediately prior to the conversion date
.
Any shares that, as of November 7, 2018, were reserved but not issued pursuant to any awards granted under the Company’s 2013 Plan were rolled into the 2018 Plan. In addition, any shares subject to stock options or similar awards granted under the 2013 Plan that expire or otherwise terminate without having been exercised in full and shares issued pursuant to awards granted under the 2018 Plan that are forfeited or repurchased by the Company shall roll into the 2018 Plan. As of December 31, 2020, the Company had 2,564,190 shares of common stock reserved for future grants of equity awards under the 2018 Plan.
On March 30, 2021, the Company amended the 2018 Plan with the 2021 Share Incentive Plan (the “2021 Plan”) and the total shares reserved for future issuance under the 2021 Plan were increased by 486,975 shares. Upon approval of the 2021 Plan, any shares that, as of the date of stockholder approval, were reserved but not issued pursuant to any awards granted under the Company’s 2018 Plan were rolled into the 2021 Plan. In addition, any shares subject to stock options or similar awards granted under the 2018 Plan that expire or otherwise terminate without having been exercised in full and shares issued pursuant to awards granted under the 2018 Plan that are forfeited or repurchased by the Company shall roll into the 2021 Plan. The 2021 Plan provides for the discretionary grant of incentive stock options, non-statutory
stock options, and restricted stock awards.
Option awards are granted with an exercise price equal to the fair value of the Company’s common stock at the date of grant. Generally, options granted will vest 25% upon completion of one year of service and 1/48 per month thereafter; however, in certain instances options have been granted with immediate vesting. Options under all plans generally expire 10 years from the date of grant.
The following table summarizes the activity under the Company’s stock option plan (in thousands, except per share data and contractual term):

			Weighted-	Weighted-
	Number of	Number of	Average	Average
	Shares	Shares Underlying	Exercise	Remaining	Aggregate
	Available for	Outstanding	Price per	Contractual	Intrinsic
	Grant	Options	Share	Term (in years)	Value
Outstanding - January 1, 2019	2,982,792	779,166	$0.44	7.0	$336
Options granted	(537,200)	537,200	0.87
Options exercised	—	(40,000)	0.41	—	18
Options cancelled and forfeited	372,694	(372,666)	0.45

Outstanding - December 31, 2019	2,818,286	903,700	$0.69	8.4	$138
Options granted	(287,720)	287,720	0.81
Options exercised	—	—	—	—	—
Options cancelled and forfeited	33,624	(33,651)	0.75

Outstanding - December 31, 2020	2,564,190	1,157,769	$0.72	7.8	$243

Vested and expected to vest - December 31, 2019		903,700	$0.69	8.4	$138

Exercisable - December 31, 2019		260,205	$0.45	7.0	$94

Vested and expected to vest - December 31, 2020		1,157,769	$0.72	7.8	$243

Exercisable - December 31, 2020		701,122	$0.66	7.4	$187

The weighted-average grant date fair value per share of stock options granted for the years ended December 31, 2020 and 2019 was $0.48 and $0.51, respectively. The total grant date fair value of stock options vested was $204,000 and $47,000 during the years ended December 31, 2020 and 2019, respectively.
Valuation
The Company records stock-based compensation expense for stock options based on the estimated fair value of stock options on the date of the grant using the Black-Scholes option-pricing model.
The absence of a public market for the Company’s common stock requires the Company’s board of directors to estimate the fair value of its common stock for purposes of granting options and for determining stock-based compensation expense by considering several objective and subjective factors, including contemporaneous third-party valuations, actual and forecasted operating and financial results, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the rights and preferences of redeemable convertible preferred stock and common, and transactions involving the Company’s stock. The fair value of the Company’s common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.
The estimated grant date fair values of the employee stock options were calculated using the Black-Scholes option-pricing models based on the following assumptions:

	Year Ended December 31,
	2020	2019
Expected term (in years)	5.0 - 6.1	6.1 - 6.1
Risk-free interest rate	0.4% to 0.9%	1.6% to 2.5%
Expected volatility	61.8% to 67.5%	61.8% to 62.7%
Expected dividend rate	0%	0%
Expected volatility
 - As the Company is not publicly traded, the expected volatility for the Company’s stock options was determined by using an average of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected term of the awards.
Expected term
 - The expected term represents the period that the stock-based awards are expected to be outstanding. The Company uses the simplified method to determine the expected term, which is based on the average of the time-to-vesting
and the contractual life of the options.
Expected dividend rate
 - The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.
Risk-free interest rate
 - The risk-free interest rate is based on the yield of the U.S. Treasury notes as of the grant date with terms commensurate with the expected term of the awards.
Stock-based Compensation Expense
The Company’s stock-based compensation included in its consolidated statements of operations and comprehensive loss was as follows (in thousands):

	Year Ended December 31,
	2020	2019
Research and development	$72	$37
General and administrative	82	86

Total stock-based compensation	$154	$123

No income tax benefit was recognized for this compensation expense in the consolidated statements of operations and comprehensive loss, as the Company does not anticipate realizing any such benefit in the future. As of December 31, 2020, there was $0.2 million of total unrecognized stock-based compensation cost related to unvested stock options, which the Company expects to recognize over an estimated weighted-average period of
2.5 years.